Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (1.9%)
*	Frontier Communications Parent Inc.	170,465	4,545
	Nexstar Media Group Inc. Class A	24,840	4,116
	TKO Group Holdings Inc. Class A	26,314	2,870
	TEGNA Inc.	151,784	2,263
*	Ziff Davis Inc.	35,436	2,041
*	ZoomInfo Technologies Inc. Class A	152,947	1,878
	Iridium Communications Inc.	47,720	1,437
			19,150
Consumer Discretionary (12.0%)
	Aramark	202,248	6,502
	PVH Corp.	45,957	5,515
	Lear Corp.	43,950	5,509
	Gap Inc.	165,743	4,800
	Dick's Sporting Goods Inc.	21,070	4,796
*,1	GameStop Corp. Class A	206,988	4,790
*	Taylor Morrison Home Corp. Class A	82,801	4,788
*	Burlington Stores Inc.	19,709	4,731
	Macy's Inc.	211,201	4,114
	Thor Industries Inc.	41,091	4,078
	Service Corp. International	55,788	3,998
	Whirlpool Corp.	42,383	3,943
	Lithia Motors Inc. Class A	14,707	3,723
	Harley-Davidson Inc.	97,663	3,504
	Polaris Inc.	40,907	3,420
*	AutoNation Inc.	19,987	3,403
	Autoliv Inc.	22,672	2,892
*	Mattel Inc.	152,433	2,712
*	Goodyear Tire & Rubber Co.	218,503	2,690
	Marriott Vacations Worldwide Corp.	25,454	2,298
	Penske Automotive Group Inc.	15,021	2,285
	Gentex Corp.	64,708	2,265
	Graham Holdings Co. Class B	2,759	2,076
*	Penn Entertainment Inc.	114,812	2,009
	KB Home	28,316	1,999
*	Adient plc	70,314	1,986
*	Helen of Troy Ltd.	18,299	1,956
	Carter's Inc.	28,377	1,941
	Vail Resorts Inc.	9,948	1,877
*	RH	6,486	1,764
	Brunswick Corp.	20,681	1,707
	Nordstrom Inc.	75,057	1,659
*	Capri Holdings Ltd.	46,710	1,614
	Wyndham Hotels & Resorts Inc.	21,736	1,538
*	Visteon Corp.	11,787	1,313
	Leggett & Platt Inc.	102,798	1,192
	Columbia Sportswear Co.	13,820	1,183
	Choice Hotels International Inc.	9,713	1,099
*	Under Armour Inc. Class A	145,532	1,046
	Wendy's Co.	59,222	1,033
*	Under Armour Inc. Class C	147,008	1,023
*	YETI Holdings Inc.	24,094	982
*	Hilton Grand Vacations Inc.	20,870	863
	Travel + Leisure Co.	16,742	736
			119,352
Consumer Staples (5.5%)
*	US Foods Holding Corp.	174,298	9,208
*	BJ's Wholesale Club Holdings Inc.	102,784	9,052
*	Performance Food Group Co.	119,895	8,345
*	Darling Ingredients Inc.	122,936	4,967
*	Post Holdings Inc.	38,812	4,136
	Ingredion Inc.	32,156	3,781

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	46,175	3,647
	Flowers Foods Inc.	148,047	3,438
*	BellRing Brands Inc.	47,438	2,759
*	Grocery Outlet Holding Corp.	76,497	1,682
	Lancaster Colony Corp.	8,160	1,514
*	Boston Beer Co. Inc. Class A	3,916	1,228
*	Pilgrim's Pride Corp.	31,020	1,115
			54,872
Energy (4.3%)
[1]	Chesapeake Energy Corp.	85,672	7,790
*	Antero Resources Corp.	217,704	7,757
	HF Sinclair Corp.	120,212	6,639
	NOV Inc.	303,560	5,713
	PBF Energy Inc. Class A	83,810	3,883
	Equitrans Midstream Corp.	196,984	2,813
	Murphy Oil Corp.	63,719	2,726
	DT Midstream Inc.	27,649	1,855
	Antero Midstream Corp.	110,234	1,615
	ChampionX Corp.	48,596	1,585
			42,376
Financials (23.8%)
	Reinsurance Group of America Inc.	50,787	10,655
	Fidelity National Financial Inc.	199,239	10,034
	Ally Financial Inc.	209,193	8,152
	Annaly Capital Management Inc.	385,362	7,592
	Unum Group	140,092	7,545
	First Horizon Corp.	430,589	6,820
	American Financial Group Inc.	50,271	6,531
	Old Republic International Corp.	200,935	6,386
	Stifel Financial Corp.	78,598	6,362
	Jefferies Financial Group Inc.	130,655	6,078
	Webster Financial Corp.	132,561	5,862
	Zions Bancorp NA	114,164	4,931
	Equitable Holdings Inc.	113,643	4,715
	Essent Group Ltd.	82,144	4,658
	Wintrust Financial Corp.	47,189	4,653
	SouthState Corp.	58,570	4,528
	Prosperity Bancshares Inc.	72,222	4,499
	Synovus Financial Corp.	112,694	4,473
	Starwood Property Trust Inc.	229,305	4,458
	First American Financial Corp.	79,511	4,419
	Interactive Brokers Group Inc. Class A	33,811	4,251
	Affiliated Managers Group Inc.	26,053	4,236
	RenaissanceRe Holdings Ltd.	18,273	4,164
	Old National Bancorp	241,511	4,127
	Cadence Bank	140,762	4,019
	FNB Corp.	276,514	3,808
	Carlyle Group Inc.	86,746	3,727
	East West Bancorp Inc.	49,956	3,706
	Hanover Insurance Group Inc.	27,588	3,640
	Voya Financial Inc.	47,623	3,611
	Western Union Co.	270,096	3,457
	Janus Henderson Group plc	102,125	3,421
	Home BancShares Inc.	144,426	3,397
	United Bankshares Inc.	103,734	3,365
	Glacier Bancorp Inc.	85,446	3,194
	Columbia Banking System Inc.	160,736	3,099
	Commerce Bancshares Inc.	53,858	2,997
	Erie Indemnity Co. Class A	8,073	2,926
	Cullen/Frost Bankers Inc.	28,696	2,915
	Kemper Corp.	46,594	2,788
	UMB Financial Corp.	33,658	2,775
	Pinnacle Financial Partners Inc.	34,580	2,749
	MGIC Investment Corp.	130,190	2,734
	SEI Investments Co.	38,413	2,601
	Associated Banc-Corp	114,618	2,455
	CNO Financial Group Inc.	84,304	2,419
	Valley National Bancorp	328,643	2,343
*	Brighthouse Financial Inc.	49,477	2,202

		Shares	Market Value ($000)
*	Texas Capital Bancshares Inc.	36,402	2,194
	SLM Corp.	101,858	2,186
	Federated Hermes Inc. Class B	62,965	2,088
	Selective Insurance Group Inc.	21,029	2,053
	New York Community Bancorp Inc.	556,426	1,831
*	Euronet Worldwide Inc.	15,531	1,811
	First Financial Bankshares Inc.	59,385	1,780
	Evercore Inc. Class A	8,280	1,680
	Bank OZK	38,918	1,630
	RLI Corp.	10,832	1,581
	Hancock Whitney Corp.	31,866	1,489
	International Bancshares Corp.	23,442	1,332
			236,132
Health Care (7.1%)
*	Tenet Healthcare Corp.	78,256	10,582
*	Globus Medical Inc. Class A	88,899	5,966
*	United Therapeutics Corp.	19,918	5,480
	DENTSPLY SIRONA Inc.	163,260	4,573
	Encompass Health Corp.	42,485	3,670
*	Jazz Pharmaceuticals plc	28,139	2,962
	Perrigo Co. plc	104,422	2,875
*	HealthEquity Inc.	32,398	2,646
	Chemed Corp.	4,643	2,574
*	Envista Holdings Corp.	132,158	2,559
*	Cytokinetics Inc.	45,714	2,218
*	Neogen Corp.	151,834	1,997
*	R1 RCM Inc.	151,866	1,953
*	Enovis Corp.	38,284	1,924
	Bruker Corp.	28,585	1,873
*	Sarepta Therapeutics Inc.	14,422	1,873
*	Option Care Health Inc.	61,424	1,832
*	QuidelOrtho Corp.	38,103	1,684
*	Integra LifeSciences Holdings Corp.	52,411	1,619
*	Masimo Corp.	12,998	1,618
*	LivaNova plc	26,153	1,597
*	Amedisys Inc.	14,585	1,329
*	Haemonetics Corp.	15,654	1,316
*	Doximity Inc. Class A	47,069	1,305
*	Roivant Sciences Ltd.	98,875	1,024
*	Azenta Inc.	15,470	781
			69,830
Industrials (14.6%)
	Regal Rexnord Corp.	51,091	7,640
	WESCO International Inc.	33,849	6,076
	Knight-Swift Transportation Holdings Inc. Class A	124,351	6,000
	Oshkosh Corp.	50,408	5,733
*	Fluor Corp.	131,291	5,698
*	MasTec Inc.	46,579	5,228
	AGCO Corp.	47,893	5,140
*	XPO Inc.	47,423	5,073
	AECOM	56,603	4,944
	Sensata Technologies Holding plc	116,634	4,819
*	CACI International Inc. Class A	10,819	4,592
	Genpact Ltd.	127,253	4,207
	Ryder System Inc.	34,155	4,149
	Fortune Brands Innovations Inc.	58,301	4,085
	Valmont Industries Inc.	16,099	4,047
	MDU Resources Group Inc.	156,924	3,961
	KBR Inc.	56,179	3,689
*	Stericycle Inc.	71,298	3,675
	Science Applications International Corp.	26,078	3,511
	Toro Co.	41,834	3,355
*	Kirby Corp.	26,415	3,280
*	Core & Main Inc. Class A	56,523	3,253
	Acuity Brands Inc.	11,523	2,991
	Donaldson Co. Inc.	39,808	2,933
	Curtiss-Wright Corp.	10,314	2,917
	ManpowerGroup Inc.	37,612	2,807
	Flowserve Corp.	55,610	2,764

		Shares	Market Value ($000)
*	Middleby Corp.	20,653	2,662
	Timken Co.	30,511	2,651
	GATX Corp.	17,234	2,378
	Hexcel Corp.	33,165	2,284
	Concentrix Corp.	36,233	2,222
	EnerSys	17,752	1,914
	Werner Enterprises Inc.	48,891	1,837
	Exponent Inc.	19,115	1,818
*	GXO Logistics Inc.	33,917	1,704
*	ExlService Holdings Inc.	54,649	1,632
	Landstar System Inc.	8,864	1,614
	MSC Industrial Direct Co. Inc. Class A	16,194	1,391
	Terex Corp.	22,717	1,356
	Insperity Inc.	13,649	1,293
	Maximus Inc.	12,698	1,093
*	Hertz Global Holdings Inc.	101,114	441
			144,857
Information Technology (7.4%)
	TD SYNNEX Corp.	59,886	7,835
*	Coherent Corp.	101,779	5,808
*	Arrow Electronics Inc.	41,467	5,445
*	Kyndryl Holdings Inc.	177,318	4,718
	Avnet Inc.	69,635	3,802
*	ASGN Inc.	36,372	3,416
	Cognex Corp.	74,286	3,381
*	Ciena Corp.	65,929	3,176
	MKS Instruments Inc.	24,707	3,128
	Belden Inc.	32,120	3,074
	Amkor Technology Inc.	79,543	2,592
	Crane NXT Co.	37,203	2,352
	Vishay Intertechnology Inc.	97,280	2,299
*	Aspen Technology Inc.	10,774	2,270
*	Lumentum Holdings Inc.	51,939	2,259
*	Cirrus Logic Inc.	17,872	2,050
*	Novanta Inc.	11,590	1,879
*	Synaptics Inc.	17,870	1,675
	Power Integrations Inc.	21,907	1,665
	Dolby Laboratories Inc. Class A	19,714	1,597
*	MACOM Technology Solutions Holdings Inc.	15,616	1,579
	Littelfuse Inc.	5,757	1,477
*	CommVault Systems Inc.	13,458	1,448
*	Wolfspeed Inc.	51,380	1,320
*	IPG Photonics Corp.	12,529	1,087
*	Allegro MicroSystems Inc.	35,792	1,079
*	Blackbaud Inc.	12,301	959
			73,370
Materials (8.2%)
	Graphic Packaging Holding Co.	235,845	6,679
*	Cleveland-Cliffs Inc.	383,982	6,635
	United States Steel Corp.	172,407	6,612
	Alcoa Corp.	137,531	6,088
	Berry Global Group Inc.	89,313	5,348
	RPM International Inc.	45,682	5,121
	Commercial Metals Co.	89,689	5,051
	Sonoco Products Co.	75,485	4,632
	Crown Holdings Inc.	48,888	4,116
	Ashland Inc.	38,603	3,867
	Avient Corp.	70,249	3,139
	Royal Gold Inc.	24,299	3,115
	AptarGroup Inc.	20,858	3,081
	Silgan Holdings Inc.	62,371	2,947
	Olin Corp.	54,650	2,938
	Chemours Co.	114,387	2,839
	Louisiana-Pacific Corp.	17,311	1,587
	Cabot Corp.	14,096	1,442
	Scotts Miracle-Gro Co.	20,044	1,397
*	Arcadium Lithium plc	309,864	1,373
	Greif Inc. Class A	19,630	1,275
*	MP Materials Corp.	66,594	1,080

			Shares	Market Value ($000)
*		Knife River Corp.	12,641	894
				81,256
Real Estate (9.8%)
		WP Carey Inc.	168,509	9,504
*		Jones Lang LaSalle Inc.	36,660	7,408
		Gaming & Leisure Properties Inc.	117,285	5,266
		Healthcare Realty Trust Inc. Class A	293,502	4,764
		Agree Realty Corp.	77,309	4,697
		Rexford Industrial Realty Inc.	99,066	4,494
		Apartment Income REIT Corp. Class A	111,339	4,314
		Kite Realty Group Trust	169,060	3,706
		NNN REIT Inc.	88,588	3,700
		Omega Healthcare Investors Inc.	111,519	3,605
		American Homes 4 Rent Class A	98,036	3,533
		Lamar Advertising Co. Class A	28,345	3,348
		CubeSmart	77,975	3,299
		Equity LifeStyle Properties Inc.	51,718	3,246
		Vornado Realty Trust	123,197	3,021
		Brixmor Property Group Inc.	129,718	2,920
		Independence Realty Trust Inc.	172,946	2,888
		Kilroy Realty Corp.	82,275	2,759
		Cousins Properties Inc.	116,956	2,705
		PotlatchDeltic Corp.	61,159	2,613
		Sabra Health Care REIT Inc.	178,179	2,598
		First Industrial Realty Trust Inc.	53,004	2,498
		STAG Industrial Inc.	69,960	2,453
		EastGroup Properties Inc.	13,968	2,307
		Rayonier Inc.	65,177	1,957
		COPT Defense Properties	52,744	1,301
		National Storage Affiliates Trust	30,357	1,111
		EPR Properties	22,058	905
				96,920
Utilities (5.0%)
		OGE Energy Corp.	154,342	5,603
		UGI Corp.	161,480	4,111
		National Fuel Gas Co.	70,994	4,058
		Essential Utilities Inc.	100,754	3,801
		Southwest Gas Holdings Inc.	46,296	3,592
		Portland General Electric Co.	77,927	3,472
		New Jersey Resources Corp.	75,753	3,292
		Ormat Technologies Inc.	41,393	3,121
		Black Hills Corp.	52,395	2,958
		ALLETE Inc.	44,292	2,797
		ONE Gas Inc.	42,733	2,634
		Spire Inc.	42,370	2,597
		PNM Resources Inc.	66,145	2,536
		Northwestern Energy Group Inc.	47,193	2,452
		IDACORP Inc.	23,793	2,272
				49,296
Total Common Stocks (Cost $899,146)				987,411
		Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $5,784)	5.397%	57,849	5,784
Total Investments (100.2%) (Cost $904,930)				993,195
Other Assets and Liabilities—Net (-0.2%)				(2,452)
Net Assets (100%)				990,743
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,576,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,656,000 was received for securities on loan, of which $3,655,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2024	6	1,795	49

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Lithia Motors Inc. Class A	1/31/25	CITNA	1,653	(5.326)	—	(11)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	987,411	—	—	987,411
Temporary Cash Investments	5,784	—	—	5,784
Total	993,195	—	—	993,195

Derivative Financial Instruments
Assets
Futures Contracts[1]	49	—	—	49
Liabilities
Swap Contracts	—	11	—	11
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.